Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

8. DERIVATIVE LIABILITIES

In accordance with the provisions of ASC 815, derivative liabilities are initially measured at fair value at the commitment date and subsequently remeasured at each reporting period, with any increase or decrease in the fair value recorded in the results of operations within other income/expense as the change in fair value of derivative liabilities.

As discussed in Notes 6 and 7 above, certain of the Company’s bridge shares, warrants and convertible notes (containing an embedded conversion feature) were previously accounted for as derivative liabilities. The bridge shares and related conversion features were derecognized upon conversion of the related debt obligations on the date of the IPO. In addition, certain of the Company’s common stock warrants were previously accounted for as derivative liabilities as there was an unknown exercise price and number of shares associated with each instrument. In connection with the IPO, the terms of these warrants became fixed, at which point the Company determined the warrants met all of the criteria for equity classification and reclassified the warrants to additional paid-in capital at their fair value on the IPO date.

As of September 30, 2024, derivative liabilities consist of the contingent milestone payment due to Knight upon a future sale of Arakoda™ or a Change of Control (See Note 7). The valuation of the contingent milestone payment includes significant inputs such as the timing and probability of discrete potential exit scenarios, forward interest rate curves, and discount rates based on implied and market yields.

In connection with the valuation of the Company’s derivative liabilities related to the 2023 Bridge Notes and warrants, the Company determined a fair value on the commitment date (May 8, 2023) of $954,725. As the fair value of the derivative liabilities exceeded the net proceeds received of $555,000, the Company recorded a debt discount at the maximum amount allowed (the face amount of the debt less the original issue discount and issuance costs) and recorded the excess as derivative expense.

Derivative expense recorded during the three and nine months ended September 30, 2023 is summarized as follows:

Commitment Date	May 8, 2023
Fair value of derivative liabilities	$954,725
Less: face amount of debt	(555,000)
Derivative expense	$399,725

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the three and nine months ended September 30, 2024:

	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2023	$2,306,796	$2,306,796
Fair value - mark to market adjustment	(1,740,847)	(1,740,847)
Derivative liabilities - March 31, 2024	565,949	565,949
Fair value - mark to market adjustment	1,101	1,101
Derivative liabilities - June 30, 2024	567,050	567,050
Fair value - mark to market adjustment	56,712	56,712
Derivative liabilities - September 30, 2024	$623,762	$623,762

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the three and nine months ended September 30, 2023:

	Bridge Shares	Warrants	Convertible Notes Payable	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$-	$1,494,200
Fair value - mark to market adjustment	4,902	1,689	(1,457)	-	5,134
Derivative liabilities - March 31, 2023	839,254	579,853	80,227	-	1,499,334
Fair value - commitment date	680,276	274,449	-	-	954,725
Fair value - mark to market adjustment	8,896	(17,009)	145	-	(7,968)
Derivative liabilities - June 30, 2023	1,528,426	837,293	80,372	-	2,446,091
Fair value - mark to market adjustment prior to conversion or reclassification	(105,790)	1,455	(45,207)	-	(149,542)
Conversion of convertible promissory notes	(1,422,636)	-	(35,165)	-	(1,457,801)
Reclassification of warrants to equity	-	(838,748)	-	-	(838,748)
Recognition of contingent milestone liability	-	-	-	2,117,142	2,117,142
Fair value - mark to market adjustment	-	-	-	57,052	57,052
Derivative liabilities - September 30, 2023	$-	$-	$-	$2,174,194	$2,174,194

Changes in fair value of derivative liabilities (mark to market adjustment) are included in other income (expense) in the accompanying Consolidated Condensed Statements of Operations and Comprehensive (Loss) Income. During the nine months ended September 30, 2024 and 2023, the Company recorded a net gain on the change in fair of derivative liabilities of $1,683,034 and $95,324, respectively.

Prior to the Company’s IPO, the fair value of the Company’s potential future issuances of common stock related to common stock issued with promissory notes, warrants and embedded conversion features in convertible promissory notes was established with an estimate using the Monte Carlo Simulation Model to compute fair value as of each reporting date. The Monte Carlo simulation requires the input of assumptions, including our stock price, the volatility of our stock price, remaining term in years, expected dividend yield, and risk-free rate. In addition, the valuation model considered the probability of the occurrence or nonoccurrence of an IPO within the terms of liability-classified financial instruments, as an IPO could potentially impact the settlement.

9. DERIVATIVE LIABILITIES

In accordance with the provisions of ASC 815, derivative liabilities are initially measured at fair value at the commitment date and subsequently remeasured at each reporting period, with any increase or decrease in the fair value recorded in the results of operations within other income/expense as the change in fair value of derivative liabilities. As discussed in Note 8 above, certain of the Company’s bridge shares, warrants and convertible notes (containing an embedded conversion feature) were previously accounted for as derivative liabilities. The bridge shares and related conversion features were derecognized upon conversion on the date of the IPO. The Bridge Warrants (defined in Note 6) were previously accounted for as derivative liabilities as there was an unknown exercise price and number of shares associated with each instrument. In connection with the IPO, the terms of the Bridge Warrants became fixed. The Company determined the event resulted in equity classification for the Bridge Warrants. Accordingly, the Company remeasured the warrant liabilities to fair value, and reclassified the warrants to additional paid-in capital on the IPO date. As of December 31, 2023, derivative liabilities consist of the contingent milestone payment due to Knight upon a future sale of Arakoda™ or a Change of Control (See Note 8). The valuation of the contingent milestone payment includes significant inputs such as the timing and probability of discrete potential exit scenarios, forward interest rate curves, and discount rates based on implied and market yields.

In connection with the valuation of the Company’s derivative liabilities related to the 2022 Bridge Notes and warrants, the Company determined a fair value on the commitment date (May 24, 2022) of $1,483,888. As the fair value of the derivative liabilities exceeded the net proceeds received of $979,275, the Company recorded a debt discount at the maximum amount allowed (the face amount of the debt less the OID and debt issuance costs, as detailed in Note 8), which required the excess to be recorded as a derivative expense.

Derivative expense recorded during the year ended December 31, 2022 is summarized as follows:

Commitment Date	May 24, 2022
Fair value of derivative liabilities	$1,483,888
Less: face amount of debt	(979,275)
Derivative expense	$504,613

In connection with the valuation of the Company’s derivative liabilities related to the 2023 Bridge Notes and warrants, the Company determined a fair value on the commitment date (May 8, 2023) of $954,725. As the fair value of the derivative liabilities exceeded the net proceeds received of $555,000, the Company recorded a debt discount at the maximum amount allowed (the face amount of the debt less the OID and debt issuance costs detailed in Note 8) and recorded the excess as derivative expense.

Derivative expense recorded during the year ended December 31, 2023 is summarized as follows:

Commitment Date	May 8, 2023
Fair value of derivative liabilities	$954,725
Less: face amount of debt	(555,000)
Derivative expense	$399,725

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at December 31, 2023 and 2022:

	Bridge Shares	Warrants	Convertible Notes Payable	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$-	$1,494,200
Fair value - mark to market adjustment	13,798	(15,320)	(1,312)	-	(2,834)
Fair value - commitment date	680,276	274,449	-	-	954,725
Fair value - mark to market adjustment prior to conversion or reclassification	(105,790)	1,455	(45,207)	-	(149,542)
Conversion of convertible promissory notes	(1,422,636)	-	(35,165)	-	(1,457,801)
Reclassification of warrants to equity	-	(838,748)	-	-	(838,748)
Recognition of contingent milestone liability	-	-	-	2,117,142	2,117,142
Fair value - mark to market adjustment	-	-	-	189,654	189,654
Derivative liabilities - December 31, 2023	$-	$-	$-	$2,306,796	$2,306,796

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at December 31, 2022 and 2021:

	Bridge Shares	Warrants	Convertible Notes Payable	Total
Derivative liabilities - December 31, 2021	$-	$-	$-	$-
Fair value - commitment date	823,687	565,007	95,194	1,483,888
Fair value - mark to market adjustment	10,665	13,157	(13,510)	10,312
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$1,494,200

Changes in fair value of derivative liabilities (mark to market adjustment) are included in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. During the year ended December 31, 2023, the Company recorded a net change in the fair of derivative liabilities of ($37,278). During the year ended December 31, 2022, the Company recorded a net change in the fair value of derivative liabilities of ($10,312).

On the respective commitment dates (Day 1 valuation), the fair value of the Company’s potential future issuances of common stock related to common stock issued with promissory notes, warrants and embedded conversion features in convertible promissory notes was established with an estimate using the Monte Carlo Simulation Model to compute fair value. The Monte Carlo simulation requires the input of assumptions, including our stock price, the volatility of our stock price, remaining term in years, expected dividend yield, and risk-free rate. In addition, the valuation model considered the probability of the occurrence or nonoccurrence of an IPO within the terms of liability-classified financial instruments, as an IPO could potentially impact the settlement.

At each subsequent reporting period, the Company remeasures the fair value of liability-classified bridge shares, warrants and embedded conversion features in convertible promissory notes using the Monte Carlo simulation. The assumptions used to perform the Monte-Carlo Simulation as of the respective commitment dates, as well as December 31, 2022 were as follows:

Commitment Dates	May 2023	May 2022
Stock price	$5.30	$5.00
Volatility	115.1%	99.7%
Expected term (in years) - Notes	0.99	1.00-1.03
Expected term (in years) - Warrants	4.99	5.00
Risk-free interest rate	4.80%	2.76% - 2.84%
Dividend yield	0%	0%
IPO probability (prior to note maturity date)	95%	95%

Mark to Market	December 31, 2022
Stock price	$5.00
Volatility	101.9%
Expected term (in years) - Notes	0.39 - 0.41
Expected term (in years) - Warrants	4.39
Risk-free interest rate	4.06%
Dividend yield	0%
IPO probability (prior to note maturity date)	95%